Fair Value Measurements (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Total AFS securities	$ 21,807	$ 19,328
Trading fixed maturities	440	393
Assets of managed investment entities (MIE)	3,058	2,537
Total assets accounted for at fair value	26,852	23,662
Liabilities:
Liabilities of managed investment entities	2,787	2,323
Derivatives in annuity benefits accumulated	395	190
Total liabilities accounted for at fair value	3,182	2,513
Level 1 [Member]
Assets:
Total AFS securities	257	260
Assets of managed investment entities (MIE)	290	96
Total assets accounted for at fair value	1,435	817
Liabilities:
Liabilities of managed investment entities	194	65
Total liabilities accounted for at fair value	194	65
Level 2 [Member]
Assets:
Total AFS securities	20,568	18,294
Trading fixed maturities	439	390
Assets of managed investment entities (MIE)	2,724	2,393
Total assets accounted for at fair value	24,379	21,999
Liabilities:
Liabilities of managed investment entities	0	0
Derivatives in annuity benefits accumulated	0	0
Total liabilities accounted for at fair value	0	0
Level 3 [Member]
Assets:
Total AFS securities	982	774
Trading fixed maturities	1	3
Assets of managed investment entities (MIE)	44	48
Total assets accounted for at fair value	1,038	846
Liabilities:
Liabilities of managed investment entities	2,593	2,258
Derivatives in annuity benefits accumulated	395	190
Total liabilities accounted for at fair value	2,988	2,448
Variable Annuity Assets (separate accounts) [Member]
Assets:
Variable annuity assets	548	616
Variable Annuity Assets (separate accounts) [Member] | Level 2 [Member]
Assets:
Variable annuity assets	548	616
Other Investments [Member]
Assets:
Other Investments	71	98
Other Investments [Member] | Level 2 [Member]
Assets:
Other Investments	71	98
U.S. Government and government agencies [Member]
Assets:
Total AFS securities	382	467
U.S. Government and government agencies [Member] | Level 1 [Member]
Assets:
Total AFS securities	248	251
U.S. Government and government agencies [Member] | Level 2 [Member]
Assets:
Total AFS securities	134	216
States, municipalities and political subdivisions [Member]
Assets:
Total AFS securities	3,877	2,939
States, municipalities and political subdivisions [Member] | Level 2 [Member]
Assets:
Total AFS securities	3,794	2,919
States, municipalities and political subdivisions [Member] | Level 3 [Member]
Assets:
Total AFS securities	83	20
Foreign government [Member]
Assets:
Total AFS securities	254	278
Foreign government [Member] | Level 2 [Member]
Assets:
Total AFS securities	254	278
Residential Mortgage Backed Securities [Member]
Assets:
Total AFS securities	3,848	3,875
Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Total AFS securities	3,487	3,563
Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Total AFS securities	361	312
Commercial Mortgage Backed Securities [Member]
Assets:
Total AFS securities	2,840	2,123
Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Total AFS securities	2,821	2,117
Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Total AFS securities	19	6
All other corporate [Member]
Assets:
Total AFS securities	10,606	9,646
All other corporate [Member] | Level 1 [Member]
Assets:
Total AFS securities	9	9
All other corporate [Member] | Level 2 [Member]
Assets:
Total AFS securities	10,078	9,201
All other corporate [Member] | Level 3 [Member]
Assets:
Total AFS securities	519	436
Equity Securities [Member]
Assets:
Total AFS securities	928	690
Equity Securities [Member] | Level 1 [Member]
Assets:
Total AFS securities	888	461
Equity Securities [Member] | Level 2 [Member]
Assets:
Total AFS securities	29	208
Equity Securities [Member] | Level 3 [Member]
Assets:
Total AFS securities	$ 11	$ 21